UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22608

                            Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                                                     Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2017

($ reported in thousands)

		PAR VALUE			VALUE
U.S. GOVERNMENT SECURITIES—1.2%
U.S. Treasury Note
1.625%, 2/15/26	$	675		$	652
2.250%, 8/15/27		1,800			1,820

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $2,456)					2,472

MUNICIPAL BONDS—0.8%

California—0.4%
State of California Build America Bond Taxable
7.500%, 4/1/34		570			840

Illinois—0.4%
State of Illinois Build America Bond Taxable
6.900%, 3/1/35		700			776

TOTAL MUNICIPAL BONDS (Identified Cost $1,489)					1,616

FOREIGN GOVERNMENT SECURITIES—24.1%

Argentine Republic
5.625%, 1/26/22		520			544
7.500%, 4/22/26		1,895			2,127
6.875%, 1/26/27		545			587
Series NY, 8.280%, 12/31/33		1,269			1,472
7.125%, 7/6/36		780			818
7.625%, 4/22/46		590			648
Bermuda RegS 4.854%, 2/6/24(4)		700			766
Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(4)		1,380			490
Dominican Republic
144A, 6.875%, 1/29/26(3)		155			178
144A, 6.850%, 1/27/45(3)		800			900
Federative Republic of Brazil
12.500%, 1/5/22		2,185	BRL		788
Treasury Note Series F, 10.000%, 1/1/23		2,560	BRL		843
8.500%, 1/5/24		1,405	BRL		444
Treasury Note Series F, 10.000%, 1/1/25		1,960	BRL		642
10.250%, 1/10/28		2,960	BRL		1,023
5.625%, 1/7/41		725			726
Islamic Republic of Pakistan 144A 8.250%, 4/15/24(3)		600			676
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)		795			819

		PAR VALUE			VALUE
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	$	1,085		$	1,081
Kingdom of Morocco 144A 5.500%, 12/11/42(3)		800			908
Kingdom of Qatar 144A 4.625%, 6/2/46(3)		300			317
Mongolia RegS 5.125%, 12/5/22(4)		800			774
Provincia de Buenos Aires
144A, 9.125%, 3/16/24(3)		730			843
144A, 7.875%, 6/15/27(3)		1,165			1,260
Republic of Armenia 144A 7.150%, 3/26/25(3)		700			780
Republic of Chile 5.500%, 8/5/20		547,000	CLP		930
Republic of Colombia
Treasury Note, Series B, 11.250%, 10/24/18		998,500	COP		363
4.375%, 3/21/23		1,588,000	COP		505
3.875%, 4/25/27		805			820
9.850%, 6/28/27		824,000	COP		350
Republic of Costa Rica
144A, 7.000%, 4/4/44(3)		800			841
RegS, 7.000%, 4/4/44(4)		1,000			1,051
Republic of Ecuador 144A 9.650%, 12/13/26(3)		960			1,012
Republic of El Salvador 144A 6.375%, 1/18/27(3)		1,320			1,270
Republic of Ghana 144A 10.750%, 10/14/30(3)		655			848
Republic of Indonesia
Series FR63, 5.625%, 5/15/23		7,482,000	IDR		534
Series FR70, 8.375%, 3/15/24		7,827,000	IDR		637
Series FR56, 8.375%, 9/15/26		5,996,000	IDR		499
144A, 5.250%, 1/17/42(3)		850			942
Republic of Iraq RegS 5.800%, 1/15/28(4)		890			847
Republic of Kazakhstan 144A 5.125%, 7/21/25(3)		260			291
Republic of South Africa
Series R203, 8.250%, 9/15/17		8,060	ZAR		620
Series R208, 6.750%, 3/31/21		1,940	ZAR		146
4.875%, 4/14/26		370			380
4.300%, 10/12/28		1,885			1,815
Republic of Turkey
6.250%, 9/26/22		340			375
7.375%, 2/5/25		1,215			1,435
4.875%, 10/9/26		2,185			2,220
6.000%, 3/25/27		650			712
4.875%, 4/16/43		935			862
Republic of Uruguay 5.100%, 6/18/50		500			527
Russian Federation
144A, 7.850%, 3/10/18(3)		55,000	RUB		947
Series 6216, 6.700%, 5/15/19		48,000	RUB		816
Sultanate of Oman 144A 4.750%, 6/15/26(3)		1,280			1,277

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2017

($ reported in thousands)

		PAR VALUE			VALUE
Ukraine
144A, 7.750%, 9/1/22(3)	$	790		$	823
144A, 7.750%, 9/1/26(3)		730			748
United Mexican States
Series M, 6.500%, 6/9/22		9,038	MXN		501
4.150%, 3/28/27		520			550
4.750%, 3/8/44		506			528

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $47,324)					47,476

MORTGAGE-BACKED SECURITIES—11.4%

Agency—4.9%
FHLMC 3.500%, 4/1/46		374			388
FNMA
3.500%, 11/1/42(11)		567			590
3.500%, 9/1/45(11)		1,827			1,894
3.000%, 12/1/45(11)		1,924			1,947
3.500%, 12/1/45(11)		1,129			1,170
3.500%, 12/1/45		501			519
3.500%, 1/1/46(11)		682			708
3.000%, 5/1/46(11)		576			583
3.500%, 4/1/47		1,740			1,804

					9,603

Non-Agency—6.5%
American Homes 4 Rent Trust 14-SFR2, C 144A 4.705%, 10/17/36(3)		770			840
Ameriquest Mortgage Securities, Inc. Pass- Through Certificates, 03-AR3, M4 (5.850% minus 1 month LIBOR) 4.290%, 6/25/33(2)		855			849
AMSR Trust 16-SFR1, D 144A, (1 month LIBOR + 2.400%) 3.628%, 11/17/33(2)(3)		665			674
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 15-200P, A 144A 3.218%, 4/14/33(3)		580			596
Bayview Opportunity Master Fund IV a Trust
16-SPL1, B1 144A, 4.250%, 4/28/55(3)		540			558
17-SLP5, B1 144A, 4.000%, 6/28/57(2)(3)		130			137
Bayview Opportunity Master Fund IV b Trust 16-SPL2, B1 144A 4.250%, 6/28/53(2)(3)		385			398
CIT Home Equity Loan Trust 03-1, A5 5.480%, 7/20/34(2)		1,153			1,175
Credit Suisse Commercial Mortgage-Backed Trust 06-08, 3A1 6.000%, 10/25/21		215			206

	PAR VALUE	VALUE
Non-Agency—(continued)
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/34(2)(3)	$525	$536
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	351	355
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	888	891
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDP10, AM 5.464%, 1/15/49(2)	113	113
JPMorgan Chase Mortgage Trust 16-5, A1 144A 2.606%, 12/25/46(2)(3)	676	681
MASTR Alternative Loan Trust 04-6, 7A1 6.000%, 7/25/34	690	684
New Residential Mortgage Loan Trust 16-4A, B1A 144A 4.500%, 11/25/56(2)(3)	555	582
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(3)	520	547
Towd Point Mortgage Trust
15-6, M1 144A, 3.750%, 4/25/55(2)(3)	275	286
15-1, 1M1 144A, 3.250%, 11/25/60(2)(3)	1,665	1,664
VSD 17-PLT1, A 3.600%, 12/25/43	270	270
Wells Fargo Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	690	705

		12,747

TOTAL MORTGAGE- BACKED SECURITIES (Identified Cost $22,122)		22,350

ASSET-BACKED SECURITIES—5.2%
Carnow Auto Receivables Trust 16-1A, D 144A 7.340%, 11/15/21(3)	640	643
CKE Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	751	757
Drive Auto Receivables Trust 17-2, C 2.750%, 9/15/23	790	792
Drug Royalty III LP 1 16-1A, A 144A 3.979%, 4/15/27(3)	691	694
Exeter Automobile Receivables Trust 14-3A, D 144A 5.690%, 4/15/21(3)	790	819
First Investors Auto Owner Trust 15-2A, E 144A 5.590%, 11/15/22(3)	800	809
Flagship Credit Auto Trust 16-3, D 144A 3.890%, 11/15/22(3)	785	796

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2017

($ reported in thousands)

		PAR VALUE			VALUE
GLS Auto Receivables Trust 17-1A, C 144A 3.500%, 7/15/22(3)	$	790		$	792
HOA Funding LLC 14-1A, A2 144A 4.846%, 8/20/44(3)		747			716
Prosper Marketplace Issuance Trust 17-21A, B 144A 3.480%, 9/15/23(3)		1,060			1,066
Santander Drive Auto Receivables Trust 17-2, D 3.490%, 7/17/23		790			806
TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(3)		652			660
Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)		771			796

TOTAL ASSET-BACKED SECURITIES (Identified Cost $10,061)					10,146

CORPORATE BONDS AND NOTES—72.7%

Consumer Discretionary—6.7%
Altice Luxembourg S.A. 144A 7.625%, 2/15/25(3)		590			638
Beazer Homes USA, Inc. 6.750%, 3/15/25		240			253
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(12)		472			614
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20		500			513
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22		905			974
CalAtlantic Group, Inc.
5.250%, 6/1/26		275			283
5.000%, 6/15/27		420			421
Charter Communications Operating LLC 4.908%, 7/23/25		655			702
Clear Channel Worldwide Holdings, Inc. Series B,
7.625%, 3/15/20		405			403
Eldorado Resorts, Inc. 6.000%, 4/1/25		105			112
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)		555			579
Grupo Televisa SAB
4.625%, 1/30/26		525			568
7.250%, 5/14/43		8,000	MXN		354
iHeartCommunications, Inc. 9.000%, 12/15/19		315			250
Laureate Education, Inc. 144A 8.250%, 5/1/25(3)		155			169
Lear Corp. 3.800%, 9/15/27		785			787
M/I Homes, Inc. 144A 5.625%, 8/1/25(3)		545			553

		PAR VALUE		VALUE
Consumer Discretionary—(continued)
McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(3)	$	525	$	503
MDC Holdings, Inc. 5.500%, 1/15/24		680		734
PetSmart, Inc. 144A 8.875%, 6/1/25(3)		350		291
QVC, Inc. 5.125%, 7/2/22		690		740
SFR Group S.A. 144A 7.375%, 5/1/26(3)		490		529
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)		415		437
Toll Brothers Finance Corp. 4.875%, 11/15/25		80		83
TRI Pointe Group, Inc. 5.875%, 6/15/24		640		680
Vista Outdoor, Inc. 5.875%, 10/1/23		655		671
Ziggo Bond Finance BV 144A 6.000%, 1/15/27(3)		300		308

				13,149

Consumer Staples—1.5%
BAT Capital Corp. 144A 3.557%, 8/15/27(3)		535		543
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(3)		310		333
MARB BondCo PLC 144A 7.000%, 3/15/24(3)		400		395
Rite Aid Corp. 144A 6.125%, 4/1/23(3)		585		577
Safeway, Inc. 7.250%, 2/1/31		655		591
Tops Holding LLC 144A 8.000%, 6/15/22(3)		575		421

				2,860

Energy—19.7%
Afren PLC
144A, 10.250%, 4/8/19(3)(10)(14)(20)		635		—(16)
144A, 6.625%, 12/9/20(3)(10)(14)(20)		732		—(16)
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)		641		670
Alta Mesa Holdings LP 144A 7.875%, 12/15/24(3)		380		408
American Midstream Partners LP 144A 8.500%, 12/15/21(3)		315		313
Anadarko Petroleum Corp. 6.600%, 3/15/46		390		472
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)		295		303
Callon Petroleum Co. 6.125%, 10/1/24		595		604
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23		565		548
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24		605		688
Chesapeake Energy Corp. 144A 8.000%, 6/15/27(3)		670		637
Continental Resources, Inc. 4.500%, 4/15/23		260		256
Denbury Resources, Inc. 5.500%, 5/1/22		300		137

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2017

($ reported in thousands)

		PAR VALUE		VALUE

Energy—(continued)
Ecopetrol S.A.
5.875%, 9/18/23	$	535	$	596
5.375%, 6/26/26		1,610		1,713
Encana Corp.
3.900%, 11/15/21		275		283
8.125%, 9/15/30		280		362
EP Energy LLC
9.375%, 5/1/20		255		188
144A, 8.000%, 11/29/24(3)		440		430
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)(11)		1,319		1,428
FTS International, Inc. 6.250%, 5/1/22		620		536
Gazprom OAO 144A 4.950%, 2/6/28(3)(7)		1,300		1,320
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25		405		434
Kinder Morgan, Inc. 7.750%, 1/15/32		980		1,261
Lukoil International Finance BV
144A, 6.125%, 11/9/20(3)(7)		1,100		1,199
144A, 4.563%, 4/24/23(3)		400		415
Matador Resources Co. 6.875%, 4/15/23		795		827
MEG Energy Corp. 144A 6.500%, 1/15/25(3)		370		344
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)(11)		1,000		1,071
MPLX LP 4.875%, 12/1/24		725		781
Nabors Industries, Inc. 5.500%, 1/15/23		395		370
Noble Holding International Ltd. 7.750%, 1/15/24		355		274
NuStar Logistics LP 5.625%, 4/28/27		340		360
Oasis Petroleum, Inc. 6.875%, 1/15/23		635		608
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)(14)		1,265		471
Parker Drilling Co. 6.750%, 7/15/22		350		266
Peabody Energy Corp.
144A, 6.000%, 3/31/22(3)		75		77
144A, 6.375%, 3/31/25(3)		240		245
Pertamina Persero PT
144A, 6.000%, 5/3/42(3)(11)		1,200		1,336
144A, 5.625%, 5/20/43(3)		410		439
Petrobras Global Finance BV
8.375%, 5/23/21		355		403
8.750%, 5/23/26		1,210		1,450
7.375%, 1/17/27		260		288
6.750%, 1/27/41		1,800		1,778

		PAR VALUE		VALUE

Energy—(continued)
Petroleos de Venezuela S.A.
144A, 8.500%, 10/27/20(3)	$	377	$	280
144A, 6.000%, 5/16/24(3)		1,445		434
Petroleos Mexicanos
4.250%, 1/15/25		700		702
6.875%, 8/4/26		700		805
6.500%, 6/2/41		1,360		1,426
6.375%, 1/23/45		800		825
144A, 6.750%, 9/21/47(2)(3)		650		696
PTTEP Treasury Center Co., Ltd. 144A 4.875%(3)(5)		383		390
RSP Permian, Inc. 144A 5.250%, 1/15/25(3)		750		752
SESI LLC 144A 7.750%, 9/15/24(3)		520		525
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)		655		732
State Oil Co. of the Azerbaijan Republic 6.950%, 3/18/30		780		853
Transocean, Inc.
144A, 9.000%, 7/15/23(3)		355		378
6.800%, 3/15/38		215		164
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)		1,350		1,404
Ultra Resources, Inc.
144A, 6.875%, 4/15/22(3)		30		30
144A, 7.125%, 4/15/25(3)		151		147
Weatherford International Ltd. 144A 9.875%, 2/15/24(3)		215		220
YPF S.A.
144A, 8.500%, 3/23/21(3)		510		579
144A, 6.950%, 7/21/27(3)		835		892

				38,823

Financials—18.1%
Africa Finance Corp. 144A 4.375%, 4/29/20(3)		800		828
Akbank TAS 144A 7.500%, 2/5/18(3)		1,900TRY		540
Allstate Corp. (The) 5.750%, 8/15/53(6)		1,710		1,877
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)		785		810
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)		830		806

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE

Financials—(continued)
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	$755		$790
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)(11)	1,750		1,932
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	760		823
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(11)	1,225		1,355
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	1,160		1,217
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)	1,260		1,416
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(3)	510		530
Banco Santander Chile 144A 3.875%, 9/20/22(3)(11)	900		945
Bancolombia S.A. 5.125%, 9/11/22	1,220		1,284
Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)	780		834
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	160,000	CLP	267
Brighthouse Financial, Inc. 144A 3.700%, 6/22/27(3)	660		652
Compass Bank 3.875%, 4/10/25	945		949
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	845		858
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)(11)	925		943
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	1,600		1,665
FS Investment Corp. 4.750%, 5/15/22	225		235
Genworth Holdings, Inc. 4.900%, 8/15/23	530		450
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)	755		825
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	1,390		1,431
ING Groep N.V. 6.000%(5)(6)	815		836
Jefferies Group LLC 4.850%, 1/15/27	180		192
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	800		892
Macquarie Group Ltd. 144A 6.250%, 1/14/21(3)	325		364
Navient Corp. 6.750%, 6/25/25	555		572
Nuveen Finance LLC 144A 4.125%, 11/1/24(3)	985		1,048
OM Asset Management PLC 4.800%, 7/27/26	675		697

		PAR VALUE		VALUE

Financials—(continued)
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(3)(7)(11)	$	1,090	$	1,171
Santander Holdings USA, Inc. 144A 4.400%, 7/13/27(3)		660		680
Sberbank of Russia 144A 5.500%, 2/26/24(3)(7)		650		665
TC Ziraat Bankasi AS 144A 5.125%, 5/3/22(3)		600		613
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)		640		649
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)		1,095		1,134
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)		855		875
Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)		870		920

				35,570

Health Care—2.7%
Becton Dickinson & Co.
3.363%, 6/6/24		137		139
3.700%, 6/6/27		815		825
Community Health Systems, Inc.
6.875%, 2/1/22		300		249
6.250%, 3/31/23		100		101
Concordia International Corp. 144A 9.000%, 4/1/22(3)		160		115
DJO Finco, Inc. 144A 8.125%, 6/15/21(3)		265		252
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(3)(18)		370		382
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)		310		321
SP Finco LLC 144A 6.750%, 7/1/25(3)		95		90
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)		495		509
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)		390		376
Tenet Healthcare Corp.
8.125%, 4/1/22		145		152
144A, 5.125%, 5/1/25(3)		210		211
144A, 7.000%, 8/1/25(3)		710		697
Valeant Pharmaceuticals International, Inc.
144A, 6.375%, 10/15/20(3)		695		688
144A, 6.500%, 3/15/22(3)		55		58

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2017

($ reported in thousands)

		PAR VALUE		VALUE

Health Care—(continued)
144A, 5.875%, 5/15/23(3)	$	80	$	68
144A, 7.000%, 3/15/24(3)		65		69

				5,302

Industrials—6.8%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)		1,810		1,968
America West Airlines Pass-Through-Trust 01-1, G 7.100%, 4/2/21		986		1,072
Ashtead Capital, Inc.
144A, 4.125%, 8/15/25(3)		395		405
144A, 4.375%, 8/15/27(3)		425		433
Bombardier, Inc. 144A 6.125%, 1/15/23(3)		420		431
DP World Ltd. 144A 6.850%, 7/2/37(3)		1,000		1,238
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(3)		330		316
JBS Investments GmbH 144A 7.250%, 4/3/24(3)		725		732
JSL Europe S.A. 144A 7.750%, 7/26/24(3)		815		853
Latam Finance Ltd. 144A 6.875%, 4/11/24(3)		785		832
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)		45		49
Pitney Bowes, Inc. 3.875%, 5/15/22		757		769
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)		265		293
SCF Capital Designated Activity Co. 144A 5.375%, 6/16/23(3)		430		447
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)		190		200
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)		1,000		985
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22		1,700		1,842
United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22		448		466

				13,331

Information Technology—2.1%
Arrow Electronics, Inc. 3.875%, 1/12/28		670		676
Blackboard, Inc. 144A 9.750%, 10/15/21(3)		436		395
Dell International LLC
144A, 5.450%, 6/15/23(3)		135		148
144A, 8.100%, 7/15/36(3)		255		321
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(3)		950		1,008
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)		765		757
VMware, Inc.
2.950%, 8/21/22		255		256
3.900%, 8/21/27		627		632

				4,193

		PAR VALUE		VALUE

Materials—8.1%
AK Steel Corp.
7.500%, 7/15/23	$	340	$	368
7.000%, 3/15/27		510		519
Aleris International, Inc. 144A 9.500%, 4/1/21(3)		420		446
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)		1,000		1,085
ArcelorMittal 6.125%, 6/1/25		865		993
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(6)		635		737
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)		790		816
FMG Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)		510		578
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)		585		629
Gerdau Trade, Inc. 144A 5.750%, 1/30/21(3)		500		529
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)		1,000		1,041
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)		895		962
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(3)		295		295
144A, 5.000%, 5/1/25(3)		610		608
OCP SA 144A 5.625%, 4/25/24(3)		1,500		1,621
Rusal Capital DAC 144A 5.125%, 2/2/22(3)		910		923
Severstal OAO 144A 5.900%, 10/17/22(3)(7)		1,100		1,207
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)		410		441
Trinseo Materials Operating SCA 144A 5.375%, 9/1/25(3)		76		78
Vale Overseas Ltd.
5.875%, 6/10/21		585		649
6.250%, 8/10/26		400		453
Vedanta Resources plc 144A 6.125%, 8/9/24(3)		815		820
Venator Finance S.a.r.l. 144A 5.750%, 7/15/25(3)		130		133

				15,931

Real Estate—1.9%
EPR Properties
4.750%, 12/15/26		260		270
4.500%, 6/1/27		395		401
Hospitality Properties Trust 4.500%, 3/15/25		745		773
MPT Operating Partnership LP 5.500%, 5/1/24		145		153
Physicians Realty LP 4.300%, 3/15/27		655		676
Select Income REIT 4.500%, 2/1/25		690		701
Uniti Group, Inc. 144A 7.125%, 12/15/24(3)		770		717

				3,691

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2017

($ reported in thousands)

		PAR VALUE			VALUE

Telecommunication Services—2.6%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	$	460		$	486
America Movil SAB de C.V. Series 12, 6.450%, 12/5/22		8,000	MXN		424
AT&T, Inc. 3.900%, 8/14/27		830			839
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)(11)		830			879
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)		720			692
Frontier Communications Corp.
6.250%, 9/15/21		330			281
10.500%, 9/15/22		545			490
GTH Finance BV 144A 7.250%, 4/26/23(3)		600			679
Qwest Corp. 7.250%, 9/15/25		345			384

					5,154

Utilities—2.5%
AmeriGas Partners LP 5.500%, 5/20/25		295			299
Dynegy, Inc. 7.375%, 11/1/22		580			600
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)		200			210
Ferrellgas Partners LP
8.625%, 6/15/20		125			113
6.750%, 6/15/23		645			611
Israel Electric Corp Ltd. 144A 6.875%, 6/21/23(3)		725			856
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)		715			675
State Grid Overseas Investment 2014 Ltd. 144A 4.125%, 5/7/24(3)		620			668
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)		93			91
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(3)		750			776

					4,899

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $141,576)					142,903

LOAN AGREEMENTS(2)—12.9%

Consumer Discretionary—2.7%
Advantage Sales & Marketing, Inc.
Tranche B-2, First Lien, (3 month LIBOR + 3.250%) 4.561%, 7/23/21		275			264
Second Lien, (3 month LIBOR + 6.500%) 7.796%, 7/25/22		560			510
Bass Pro Group LLC, (3 month LIBOR + 5.000%) 6.296%, 12/15/23		395			374

		PAR VALUE		VALUE

Consumer Discretionary—(continued)
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 1.500%, 10/31/17(12)	$	539	$	696
(3 month LIBOR + 0.000%) 0.000%, 4/4/24(8)		155		155
Caesars Entertainment Resort Properties LLC Tranche B, First Lien, (1 month LIBOR + 3.500%) 4.739%, 10/11/20		525		527
Caesars Growth Properties Holdings LLC 2017, First Lien, (1 month LIBOR + 3.000%) 4.239%, 5/8/21		306		306
Gateway Casinos & Entertainment Ltd. Tranche B-1, (3 month LIBOR + 3.750%) 5.046%, 2/22/23		115		115
Harbor Freight Tools USA, Inc. 2016, (1 month LIBOR + 3.250%) 4.489%, 8/18/23		290		291
Hoya Midco LLC First Lien, (3 month LIBOR + 4.000%) 5.296%, 6/30/24		185		185
Laureate Education, Inc. 2024, (1 month LIBOR + 4.500%) 5.739%, 4/26/24		521		523
Playa Resorts Holding B.V., (3 month LIBOR + 3.000%) 4.320%, 4/29/24		95		95
Scientific Games International, Inc. Tranche B-4, (3 month LIBOR + 3.250%) 4.512%, 8/14/24		530		534
Seminole Tribe of Florida, Tranche B, (3 month LIBOR + 2.000%) 3.456%, 7/8/24		415		416
UFC Holdings LLC First Lien, (1 month LIBOR + 3.250%) 4.490%, 8/18/23		345		346

				5,337

Consumer Staples—0.9%
Albertson’s LLC 2017-1, Tranche B-5, (3 month LIBOR + 3.000%) 4.293%, 12/21/22		513		498
Chobani LLC First Lien, (1 month LIBOR + 4.250%) 5.489%, 10/10/23		130		131
JBS USA Lux S.A., (3 month LIBOR + 2.500%) 3.781%, 10/30/22		175		172
Milk Specialties Co., (3 month LIBOR + 4.000%) 5.296%, 8/16/23		326		328
Parfums Holdings Co., Inc. First Lien, (3 month LIBOR + 4.750%) 6.046%, 6/30/24		260		261

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2017

($ reported in thousands)

		PAR VALUE		VALUE

Consumer Staples—(continued)
TKC Holdings, Inc. First Lien, (1 month LIBOR + 4.250%) 5.489%, 2/1/23	$	364	$	365

				1,755

Energy—0.9%
California Resources Corp., (1 month LIBOR + 10.375%) 11.603%, 12/31/21		360		381
Chesapeake Energy Corp. Tranche A, (3 month LIBOR + 7.500%) 8.814%, 8/23/21		106		113
Contura Energy, Inc., (2 month LIBOR + 5.000%) 6.260%, 3/18/24		253		247
Jonah Energy LLC Second Lien, (1 month LIBOR + 6.500%) 7.739%, 5/12/21		456		447
Peabody Energy Corp. 2017, (1 month LIBOR + 4.500%) 5.739%, 3/31/22		273		275
Ultra Resources, Inc., (3 month LIBOR + 3.000%) 4.309%, 4/12/24		280		279

				1,742

Financials—1.3%
Asurion LLC Tranche B-2, Second Lien, (1 month LIBOR + 6.000%) 0.000%, 8/4/25(8)		819		836
FinCo I LLC, (1 month LIBOR + 1.375%) 3.931%, 7/14/22		150		151
Focus Financial Partners LLC First Lien, (3 month LIBOR + 3.250%) 4.549%, 7/3/24		80		81
iStar, Inc., (1 month LIBOR + 3.750%) 4.981%, 7/1/20		970		976
Walter Investment Management Corp. Tranche B, (1 month LIBOR + 3.750%) 4.989%, 12/18/20		530		488

				2,532

Health Care—1.5%
21st Century Oncology Holdings, Inc. Tranche B, (3 month LIBOR + 6.125%) 7.425%, 4/30/22(19)		161		151
Change Healthcare Holdings, Inc., (1 month LIBOR + 2.750%) 3.989%, 3/1/24		274		274
CHG Healthcare Services, Inc. First Lien, (3 month LIBOR + 3.250%) 4.534%, 6/7/23		374		377
Endo Luxembourg Finance Co. S.a.r.l., (1 month LIBOR + 4.250%) 5.500%, 4/29/24		280		282

		PAR VALUE		VALUE

Health Care—(continued)
Envision Healthcare Corp., (3 month LIBOR + 3.000%) 4.300%, 12/1/23	$	88	$	88
HLF Financing S.a.r.l. Senior Lien, (1 month LIBOR + 5.500%) 6.739%, 2/15/23		182		182
lasis Healthcare LLC Tranche B-3, (3 month LIBOR + 4.000%) 5.296%, 2/17/21		25		25
MMM Holdings, Inc., (3 month LIBOR + 8.750%) 10.250%, 6/30/19		160		158
MPH Acquisition Holdings LLC, (3 month LIBOR + 3.000%) 4.296%, 6/7/23		170		171
MSO of Puerto Rico, Inc., (3 month LIBOR + 8.750%) 10.250%, 6/30/19		116		115
NVA Holdings, Inc. Second Lien, (3 month LIBOR + 7.000%) 8.296%, 8/14/22		67		68
Quorum Health Corp., (3 month LIBOR + 6.750%) 8.028%, 4/29/22		347		349
U.S. Renal Care, Inc. First Lien, (3 month LIBOR + 4.250%) 5.546%, 12/30/22		685		669

				2,909

Industrials—1.1%
84 Lumber Co., (1 month LIBOR + 5.750%) 6.984%, 10/25/23		374		377
Accudyne Industries LLC, (2 month LIBOR + 3.750%) 5.013%, 8/18/24		75		75
Hayward Industries Inc. First Lien, (3 month LIBOR + 3.500%) 4.731%, 8/5/24		80		80
Navistar, Inc. Tranche B, (1 month LIBOR + 4.000%) 5.240%, 8/7/20		411		413
PAE Holding Corp. First Lien, (1 month LIBOR + 5.500%) 6.739%, 10/20/22		237		238
Sedgwick Claims Management Services, Inc. Second Lien, (3 month LIBOR + 5.750%) 7.067%, 2/28/22		570		571
TransDigm, Inc. Tranche G, (3 month LIBOR + 3.000%) 4.264%, 8/22/24		275		275
Zodiac Pool Solutions LLC Tranche B-1, First Lien, (3 month LIBOR + 4.000%) 5.296%, 12/20/23		179		181

				2,210

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2017

($ reported in thousands)

		PAR VALUE		VALUE
Information Technology—1.4%
Applied Systems, Inc. Second Lien, (3 month LIBOR + 6.500%) 7.796%, 1/24/22	$	234	$	237
Blackboard, Inc. Tranche B-4, First Lien, (3 month LIBOR + 5.000%) 6.304%, 6/30/21		201		198
Everi Payments, Inc. Tranche B, (1 month LIBOR + 4.500%) 5.739%, 5/9/24		185		187
Kronos, Inc. Second Lien, (3 month LIBOR + 8.250%) 9.561%, 11/1/24		166		171
NAB Holdings LLC, (3 month LIBOR + 3.500%) 4.799%, 7/1/24		230		231
Presidio LLC Tranche B, (3 month LIBOR + 3.250%) 4.549%, 2/2/22		536		538
Rackspace Hosting, Inc. 2017 Refinancing, Tranche B, First Lien, (3 month LIBOR + 3.000%) 4.283%, 11/3/23		104		104
Sorenson Communications LLC First Lien, (3 month LIBOR + 5.750%) 8.000%, 4/30/20		65		65
Sungard Availability Services Capital, Inc. 2021, Tranche B, (1 month LIBOR + 7.000%) 8.239%, 9/29/21(20)		510		484
Veritas US, Inc. Tranche B, (3 month LIBOR + 4.500%) 5.796%, 1/27/23		562		566

				2,781

Materials—1.1%
Anchor Glass Container Corp.
July 2017, First Lien, (1 month LIBOR + 2.750%) 4.022%, 12/7/23		160		161
Second Lien, (1 month LIBOR + 7.750%) 8.981%, 12/7/24		173		175
CPI Acquisition, Inc. First Lien, (3 month LIBOR + 4.500%) 5.962%, 8/17/22		845		549
KMG Chemicals, Inc., (1 month LIBOR + 4.250%) 5.489%, 6/15/24		112		114
MacDermid, Inc. Tranche B-5, (1 month LIBOR + 3.500%) 4.739%, 6/7/20		370		372
New Arclin U.S. Holdings Corp. First Lien, (3 month LIBOR + 4.250%) 5.670%, 2/14/24		130		131
Omnova Solutions, Inc. Tranche B-2, (1 month LIBOR + 4.250%) 5.489%, 8/25/23(20)		514		518

		PAR VALUE		VALUE
Materials—(continued)
PQ Corp. Tranche B-1, (3 month LIBOR + 3.250%) 4.562%, 11/4/22	$	106	$	106

				2,126

Real Estate—0.1%
Capital Automotive LP Tranche B, Second Lien , (1 month LIBOR + 6.000%) 7.240%, 3/24/25		268		271

Telecommunication Services—0.5%
Digicel International Finance Ltd. Tranche-B, First Lien, (3 month LIBOR + 3.750%) 5.070%, 5/27/24		65		66
Securus Technologies Holdings, Inc. (3 month LIBOR + 4.500%) 0.000%, 6/20/24(8)		535		539
Second Lien, (1 month LIBOR + 8.250%) 0.000%, 6/20/25(8)		295		295

				900

Utilities—1.4%
APLP Holdings LP, (1 month LIBOR + 4.250%) 5.489%, 4/13/23		533		539
Dynegy, Inc. Tranche C-1, (1 month LIBOR + 3.250%) 4.489%, 2/7/24		624		624
Energy Future Intermediate Holding Co. LLC, (1 month LIBOR + 3.000%) 4.234%, 6/30/18		475		477
Helix Gen Funding LLC, (3 month LIBOR + 3.750%) 4.960%, 6/3/24		19		19
NRG Energy, Inc., (3 month LIBOR + 2.250%) 3.546%, 6/30/23		443		442
Talen Energy Supply LLC, (1 month LIBOR + 4.000%) 5.239%, 4/15/24		329		323
Vistra Operations Company LLC Tranche C, (1 month LIBOR + 2.750%) 3.982%, 8/4/23		66		66
(1 month LIBOR + 2.750%) 3.985%, 8/4/23		285		285

				2,775

TOTAL LOAN AGREEMENTS (Identified Cost $25,346)				25,338

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2017

($ reported in thousands)

	SHARES		VALUE
PREFERRED STOCKS—2.4%

Financials—1.8%
Citigroup, Inc. Series J, 7.125%	30,800		$906
JPMorgan Chase & Co. Series Z, 5.300%	160	(9)	165
KeyCorp Series D, 5.000%	650	(9)	670
M&T Bank Corp. Series F, 5.125%	315	(9)	331
Zions Bancorp 6.950%	47,150		1,414

			3,486

Industrials—0.6%
General Electric Co. Series D, 5.000%	1,248	(9)	1,318

TOTAL PREFERRED STOCKS (Identified Cost $4,299)			4,804

COMMON STOCKS—0.1%

Energy—0.1%
Frontera Energy Corp.(13)	3,851		107
Hercules Offshore, Inc.(10)(13)(17)	10,017		—(16)
Sabine Oil & Gas LLC(10)(13)(20)	457		19

TOTAL COMMON STOCKS (Identified Cost $774)			126

WARRANTS—0.0%

Sabine Oil & Gas LLC (10)(13)(20)	258		1
Sabine Oil & Gas LLC (10)(13)(20)	1,450		10

TOTAL WARRANTS (Identified Cost $12)			11

	VALUE

TOTAL PURCHASED OPTIONS —0.1% (See open purchased options schedule) (Premiums Paid $342)	109

TOTAL LONG TERM INVESTMENTS—130.9% (Identified Cost $255,801)	257,351	(15)

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—130.9% (Identified Cost $255,801)	257,351	(1)(15)

TOTAL WRITTEN OPTIONS—(0.2)% (See open written options schedule) (Premiums Received $706)	(382	)(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—130.7% (Identified Cost $255,095)	256,969

Other assets and liabilities, net—(30.7)%	(60,384)

NET ASSETS—100.0%	$196,585

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at August 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable rate security. Rate disclosed is as of August 31, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, these securities amounted to a value of $121,185 or 61.6% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after August 31, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Illiquid security.

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2017

($ reported in thousands)

(11)	All or a portion of the security is segregated as collateral for written options.
(12)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(13)	Non-income producing.
(14)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(15)	All or a portion of the portfolio is segregated as collateral for borrowings.
(16)	Amounts are less than $500 (not reported in 000s).
(17)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(18)	100% of the income received was in cash.
(19)	Security in default, interest payments are being received during the bankruptcy proceedings.
(20)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2017

($ reported in thousands)

Open Purchased Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
S& P 500 ® Index	683	$174,165	$2,550	9/1/2017	$3
S& P 500 ® Index	527	134,385	2,550	9/6/2017	3
S& P 500 ® Index	528	132,000	2,500	9/8/2017	5
S& P 500 ® Index	529	134,895	2,550	9/13/2017	10
S& P 500 ® Index	683	155,724	2,280	9/1/2017	3
S& P 500 ® Index	527	122,528	2,325	9/6/2017	11
S& P 500 ® Index	528	122,760	2,325	9/8/2017	21
S& P 500 ® Index	529	123,257	2,330	9/13/2017	53

Total Purchased Options					$109

Open Written Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
S& P 500 ® Index	512	$128,000	$2,500	9/1/2017	$(9)
S& P 500 ® Index	527	131,750	2,500	9/6/2017	(34)
S& P 500 ® Index	528	132,000	2,500	9/8/2017	(60)
S& P 500 ® Index	529	132,250	2,500	9/13/2017	(135)
S& P 500 ® Index	512	119,296	2,330	9/1/ 2017	(2)
S& P 500 ® Index	527	125,163	2,375	9/6/2017	(2 1)
S& P 500 ® Index	528	125,400	2,375	9/8/2017	(37)
S& P 500 ® Index	529	125,902	2,380	9/13/2017	(84)

Total Written Options					$(382)

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2017

($ reported in thousands)

Country Weightings †
United States	50%
Mexico	6
Argentina	4
Brazil	4
Colombia	3
Turkey	3
Chile	2
Other	28
Total	100%

†	% of total investments net of written options as of August 31, 2017

See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund’s investments as of August 31, 2017 (See Security Valuation Note 1A in the Notes to Schedule of Investments):

	Total Value at August 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$10,146	$—	$10,146	$ —
Corporate Bonds and Notes	142,903	—	142,903	—*
Foreign Government Securities	47,476	—	47,476	—
Loan Agreements	25,338	—	24,336	1,002
Mortgage-Backed Securities	22,350	—	22,350	—
Municipal Bonds	1,616	—	1,616	—
U.S. Government Securities	2,472	—	2,472	—
Equity Securities:
Common Stocks	126	107	—	19
Preferred Stocks	4,804	2,320	2,484	—
Warrants	11	—	—	11
Purchased Options	109	109	—	—
Total Investments before Written Options	$257,351	$2,536	$253,783	$ 1,032
Written Options	$(382)	$(382)	$—	$ —
Total Investments Net of Written Options	$256,969	$2,154	$253,783	$ 1,032

There were no transfers between Level 1 and Level 2 related to securities held as of August 31, 2017.

*Amount is less than $500.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Asset- Backed Securities	Corporate Bonds and Notes		Loans Agreements		Common Stocks	Warrants

Balance as of November 30, 2016:	$1,207	$434	$738		$-		$22	$13
Accrued discount/(premium)	1	-	1		-	(c)	-	-
Realized gain (loss)	2	4	(2)		-		-	-
Change in unrealized appreciation (depreciation)(c)	(150)	(14)	(122)		(17)		5	(2)
Purchases	631	-	130		501		-	-
Sales(b)	(1,177)	(424)	(745)		-		(8)	-
Transfers into Level 3 (a)(d)	518	-	-		518		-	-
Transfers from Level 3 (a)(d)	-	-	-		-		-	-

Balance as of August 31, 2017	$1,032	$-	$-	(c)(e)	$1,002		$19	$11

(a)	“Transfers into and/or from” represent the ending value as of August 31, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	The transfers into/from Level 3 are due to an increase and/or decrease in trading activities at period end.
(e)	Includes internally fair valued securities.

Some of the Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2017

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments are summarized below and, for derivatives, included in Note 2 below. The preparation of the Schedule of Investments in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2017

In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange-Traded Funds, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2017

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value.” Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options.”

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations. The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option by purchasing an option similar to the one that is sold except for the fact it is further “out of the money.”

NOTE 3 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At August 31, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Investments (including purchased options)	$255,853	$10,103	$(8,605)	$1,498
Written Options	(706)	446	(122)	324

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2017

NOTE 4 — ILLIQUID AND RESTRICTED SECURITIES

($ reported in thousands)

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The Fund held securities considered to be illiquid at August 31, 2017, with an aggregate value of $30 representing 0.0% of the Fund’s net assets.

At August 31, 2017, the Fund did not hold any securities that are both illiquid and restricted.

NOTE 5 — REGULATORY MATTERS AND LITIGATION

From time to time, the Fund, the Fund’s Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

NOTE 6 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments was filed, and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Global Multi-Sector Income Fund

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 10/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 10/26/2017

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 10/26/2017

* Print the name and title of each signing officer under his or her signature.